9. Net Loss per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Loss Per Share Details
Net loss available for stockholders	$ (977,343)	$ (2,696,097)	$ (5,205,783)	$ (21,578,404)	$ (23,562,979)	$ (3,037,594)
Weighted average outstanding shares of common stock	66,089,776	59,636,423	63,938,744	55,190,022	56,742,881	45,327,116
Dilutive effect of stock options and warrants
-	66,089,776	59,636,423	63,938,744	55,190,022	56,742,881	45,327,116
Net loss per share - Basic and diluted	$ (0.01)	$ (0.05)	$ (0.08)	$ (0.39)	$ (0.42)	$ (0.07)